Note 27 Accumulated Other Comprehensive Income Classified By Concepts (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accumulated other comprehensive income classified by concepts [Line Items]
Other comprehensive income that will not be reclassified to profit or loss, net of tax	€ (1,446)	€ (2,075)
Actuarial gains or losses on defined benefit pension plans that will not be reclassified to profit or loss	(765)	(998)
Non current assets and disposal groups classified as held for sale that will not be reclassified to profit or loss	0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income	(777)	(1,079)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk that will not be reclassified to profit or loss	97	2
Other comprehensive income that will be reclassified to profit or loss, net of tax	(15,006)	(14,401)
Hedge of net investments in foreign operations effective portion that will be reclassified to profit or loss	(1,028)	(146)
Foreign currency translation that will be classified to profit or loss	(12,881)	(14,988)
Hedging derivatives.Cash flow hedges effective portion that will be reclassified to profit or loss	(784)	(533)
Fair value changes of debt instruments measured at fair value through other comprehensive income that will be reclassified to profit or loss	(301)	1,274
Non current assets and disposal groups classified as held for sale that will be reclassified to profit or loss	0	0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates that will be reclassified to profit or loss	(12)	(9)
Accumulated other comprehensive income	(16,452)	(16,476)
Mexico, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Hedge of net investments in foreign operations effective portion that will be reclassified to profit or loss	(1,427)	(681)
Foreign currency translation that will be classified to profit or loss	(2,880)	(4,503)
Turkey, New Lira
Accumulated other comprehensive income classified by concepts [Line Items]
Hedge of net investments in foreign operations effective portion that will be reclassified to profit or loss	424	555
Foreign currency translation that will be classified to profit or loss	(6,667)	(6,607)
Argentina, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation that will be classified to profit or loss	(836)	(1,024)
Venezuela bolivar [Member]
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation that will be classified to profit or loss	(1,855)	(1,858)
Other exchanges [Member]
Accumulated other comprehensive income classified by concepts [Line Items]
Hedge of net investments in foreign operations effective portion that will be reclassified to profit or loss	(25)	(19)
Foreign currency translation that will be classified to profit or loss	€ (643)	€ (995)